ING (lion logo)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK



                              PROSPECTUS SUPPLEMENT
                              DATED OCTOBER 1, 2003

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2003 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
             ISSUED BY RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
               ("GOLDENSELECT DVA PLUS (NY)(R)," "ING SMARTDESIGN
                   VARIABLE ANNUITY-NY(R)") FIXED ACCOUNT I OF
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                               ("FIXED ACCOUNT I")

The information in this supplement updates information in and should be read in conjunction with the prospectuses for the above referenced annuity contracts and Fixed Account dated May 1, 2003. You should keep this supplement along with the prospectus.

The section of the prospectus entitled, "ReliaStar Life Insurance Company of New York" is hereby amended to add the following sentence:

Due to the merger of Security-Connecticut Life Insurance Company into its parent company, ReliaStar Life Insurance Company, effective October 1, 2003, ReliaStar Life Insurance Company of New York is a wholly-owned subsidiary of ReliaStar Life Insurance Company, an indirect wholly-owned subsidiary of ING Groep, N.V. ("ING").



ING (lion logo)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

127665                                                               10/01/2003